Turnover and Segment Information - Turnover by Product & Service (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of products and services [line items]
Turnover	£ 30,821	£ 30,186	£ 27,889
Consumer Healthcare [member]
Disclosure of products and services [line items]
Turnover	7,658	7,750	7,193
Consumer Healthcare [member] | Wellness [member]
Disclosure of products and services [line items]
Turnover	3,940	4,001	3,726
Consumer Healthcare [member] | Oral Care [member]
Disclosure of products and services [line items]
Turnover	2,496	2,466	2,223
Consumer Healthcare [member] | Nutrition [member]
Disclosure of products and services [line items]
Turnover	643	680	674
Consumer Healthcare [member] | Skin Health [member]
Disclosure of products and services [line items]
Turnover	579	603	570
Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	17,269	17,276	16,104
Pharmaceuticals [member] | Respiratory [member]
Disclosure of products and services [line items]
Turnover	6,928	6,991	6,510
Pharmaceuticals [member] | HIV [member]
Disclosure of products and services [line items]
Turnover	4,722	4,350	3,556
Pharmaceuticals [member] | Immuno inflammation [member]
Disclosure of products and services [line items]
Turnover	472	377	340
Pharmaceuticals [member] | Established Pharmaceuticals [member]
Disclosure of products and services [line items]
Turnover	5,147	5,558	5,698
Vaccines [member]
Disclosure of products and services [line items]
Turnover	5,894	5,160	4,592
Vaccines [member] | Meningitis [member]
Disclosure of products and services [line items]
Turnover	881	890	662
Vaccines [member] | Influenza [member]
Disclosure of products and services [line items]
Turnover	523	488	414
Vaccines [member] | Shingles [member]
Disclosure of products and services [line items]
Turnover	784	22
Vaccines [member] | Established vaccines [member]
Disclosure of products and services [line items]
Turnover	£ 3,706	£ 3,760	£ 3,516